Acquisition and Disposal - Schedule of Purchase Price Allocation to Assets Acquired and Liabilities Assumed (Details) - CNY (¥) ¥ in Thousands	Jun. 30, 2026	Mar. 31, 2026	Oct. 31, 2025	Aug. 31, 2025	Jun. 30, 2024
Software Copyright [Member]
Assets acquired
Intangible asset (Note 2(j) and Note 12)					¥ 91,178
Trademark rights [Member]
Assets acquired
Intangible asset (Note 2(j) and Note 12)					142,464
Insurance broker licenses [Member]
Assets acquired
Intangible asset (Note 2(j) and Note 12)					89,071
Acquisition of Carve Group [Member]
Assets acquired
Cash and cash equivalents and restricted cash	¥ 120
Short term investments	306
Accounts receivable and contract assets	185
Amounts due from related parties	100
Other receivables and current assets	544
Inventories	1,973,463
Investments in affiliates	244
Property, plant, and equipment, net	10,231
Intangible asset (Note 2(j) and Note 12)	15,643
Right of use asset	105
Total assets acquired	2,000,941
Liabilities Assumed
Preliminary goodwill	120,381			¥ 120,381
Accounts payables	126
Contract liabilities	233
Other payable and accrued expenses	17,730
Accrued payroll	139
Operating lease liabilities	309
Deferred tax liabilities	758
Total liabilities assumed	19,295
Total identifiable net assets acquired	1,981,646
Acquisition of Carve Group [Member] | Software Copyright [Member]
Assets acquired
Intangible asset (Note 2(j) and Note 12)	2,150
Acquisition of Carve Group [Member] | Patent right [Member]
Assets acquired
Intangible asset (Note 2(j) and Note 12)	2,684
Acquisition of Carve Group [Member] | Trademark rights [Member]
Assets acquired
Intangible asset (Note 2(j) and Note 12)	2,828
Acquisition of Carve Group [Member] | Customer Relations and Sales Channels [Member]
Assets acquired
Intangible asset (Note 2(j) and Note 12)	3,954
Acquisition of Carve Group [Member] | Scientific Research Collaboration and Intellectual Property Coordination [Member]
Assets acquired
Intangible asset (Note 2(j) and Note 12)	1,631
Acquisition of Carve Group [Member] | Supply Chain and Production Qualifications [Member]
Assets acquired
Intangible asset (Note 2(j) and Note 12)	1,905
Acquisition of Carve Group [Member] | Other Intangible Asset [Member]
Assets acquired
Intangible asset (Note 2(j) and Note 12)	491
Acquisition of Real Prospect [Member]
Assets acquired
Cash and cash equivalents and restricted cash	2,392
Accounts receivable and contract assets	376
Amounts due from related parties	35,791
Other receivables and current assets	2,800
Inventories	2,453
Investments in affiliates	114,244
Property, plant, and equipment, net	6,925
Intangible asset (Note 2(j) and Note 12)	93,791
Right of use asset	663
Total assets acquired	259,435
Liabilities Assumed
Preliminary goodwill	833,416		¥ 833,416
Accounts payables	384
Contract liabilities	7,116
Other payable and accrued expenses	4,389
Accrued payroll	350
Long-term loan	2,048
Operating lease liabilities	572
Deferred tax liabilities	4,645
Amount due to related parties	29,800
Total liabilities assumed	49,304
Total identifiable net assets acquired	210,131
Acquisition of Real Prospect [Member] | Software Copyright [Member]
Assets acquired
Intangible asset (Note 2(j) and Note 12)	34,054
Acquisition of Real Prospect [Member] | Patent right [Member]
Assets acquired
Intangible asset (Note 2(j) and Note 12)	24,767
Acquisition of Real Prospect [Member] | Trademark rights [Member]
Assets acquired
Intangible asset (Note 2(j) and Note 12)	34,054
Acquisition of Real Prospect [Member] | Other Intangible Asset [Member]
Assets acquired
Intangible asset (Note 2(j) and Note 12)	916
Acquisition of Times Good [Member]
Assets acquired
Short-term loan	26,300
Cash and cash equivalents and restricted cash	47,227
Short term investments	10,000
Accounts receivable and contract assets	30,817
Other receivables and current assets	49,142
Inventories	5,943
Property, plant, and equipment, net	981
Intangible asset (Note 2(j) and Note 12)	14,816
Other non-current assets	156
Right of use asset	907
Total assets acquired	159,989
Liabilities Assumed
Preliminary goodwill	1,064,367	¥ 1,064,367
Accounts payables	55,192
Other payable and accrued expenses	44,800
Accrued payroll	625
Long-term loan	5,000
Operating lease liabilities	822
Deferred tax liabilities	2,222
Amount due to related parties	3,003
Total liabilities assumed	137,964
Total identifiable net assets acquired	22,025
Less: Non-controlling interest of certain subsidiaries of Times Good	531
Acquisition of Times Good [Member] | Trademark rights [Member]
Assets acquired
Intangible asset (Note 2(j) and Note 12)	5,926
Acquisition of Times Good [Member] | Brands [Member]
Assets acquired
Intangible asset (Note 2(j) and Note 12)	3,210
Acquisition of Times Good [Member] | Domain names [Member]
Assets acquired
Intangible asset (Note 2(j) and Note 12)	¥ 5,680
Acquisition of AIFU [Member]
Assets acquired
Short-term loan					164,300
Cash and cash equivalents and restricted cash					601,925
Short term investments					928,270
Accounts receivable and contract assets					1,350,421
Other receivables and current assets					231,853
Property, plant, and equipment, net					91,659
Intangible asset (Note 2(j) and Note 12)					468,832
Deferred tax assets					40,735
Other non-current assets					235,752
Right of use asset					136,056
Total assets acquired					4,085,503
Liabilities Assumed
Preliminary goodwill					669,519
Accounts payables					806,770
Other payable and accrued expenses					183,187
Accrued payroll					93,697
Income tax payable					100,260
Operating lease liabilities					128,475
Deferred tax liabilities					251,780
Other liabilities					82,686
Total liabilities assumed					1,811,155
Total identifiable net assets acquired					2,274,348
Less: Non-controlling interest of certain subsidiaries of Times Good					(266,255)
Acquisition of AIFU [Member] | Non-compete agreements [Member]
Assets acquired
Intangible asset (Note 2(j) and Note 12)					8,175
Acquisition of AIFU [Member] | Agent Resources [Member]
Assets acquired
Intangible asset (Note 2(j) and Note 12)					¥ 137,944